2. SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue	$ 77	$ 1	$ 77	$ 20
Asia
Revenue			77	6
Europe
Revenue			0	14
Devices
Revenue			0	0
Disposables
Revenue			0	2
Major part components
Revenue			77	16
Warranty
Revenue			$ 0	$ 2